Impacts of adoption of new IFRS standards (Details 5) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Statement [line items]
Increase to retained earnings arising from first application of IFRS 9	$ 177
Increase to retained earnings arising from first application of IFRS 9 fund investments	75
Increase to retained earnings arising from first application of IFRS 9 equity securities	$ 102